Note 13 - Income Taxes - Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Federal	$ 73	$ 993	$ 525
State	215	487	340
Current Income Tax Expense (Benefit), Total	288	1,480	865
Deferred income tax expense	(362)	401	566
Income tax expense	$ (74)	$ 1,881	$ 1,431